Basis of Presentation and Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2022
Accounting Policies [Abstract]
Schedule of Calculation of Basic and Diluted Net Loss per Share

	For the Three Months Ended September 30, 2022		For the Three Months Ended September 30, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income per common share:
Numerator:
Allocation of net income	$995,636	$248,909	$332,524	$136,573

Denominator:
Basic and diluted weighted average common shares outstanding	15,000,000	3,750,000	9,130,435	3,750,000
Basic and diluted net income per common share	$0.07	$0.07	$0.04	$0.04

	For the Nine Months Ended September 30, 2022		For the Period from January 28, 2021 (inception) through September 30, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income per common share:
Numerator:
Allocation of net income	$844,868	$211,217	$223,297	$244,231

Denominator:
Basic and diluted weighted average common shares outstanding	15,000,000	3,750,000	3,428,571	3,750,000
Basic and diluted net income per common share	$0.06	$0.06	$0.07	$0.07

	For the period from January 28, 2021 (inception) through December 31, 2021
	Class A	Class B
Basic and diluted net income (loss) per common share:
Numerator:
Allocation of net income (loss)	$25,974	$20,764

Denominator:
Basic and diluted weighted average common shares outstanding	4,690,909	3,750,000
Basic and diluted net income (loss) per common share	$0.01	$0.01
The following table presents the calculation of basic and diluted net loss per share for the Company’s common stock (in thousands, except shares and per share amounts):

	Nine months ended September 30,
	2022	2021
Numerator:
Net loss for basic and diluted earnings per common share	$(54,974)	$(30,591)
Unpaid cumulative dividends on preferred stock	(28,925)	(27,068)
Net loss allocated to common shareholders	$(83,899)	$(57,659)

Denominator:
Weighted-average shares used in calculating net loss per share, basic and diluted	2,108,472	1,909,635

Net loss per common share, basic and diluted(1)	$(39.79)	$(30.19)
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(1)In periods in which the Company reports a net loss, all share-based compensation awards are excluded from the calculation of diluted weighted average shares outstanding because of their anti-dilutive effect on earnings (loss) per share.
The following table presents the calculation of basic and diluted net loss per share for the Company’s common stock (in thousands, except shares and per share amounts):

	Year Ended December 31,
	2021	2020
	as Restated	as Restated
Numerator:
Net loss for basic and diluted earnings per common share	$(46,689)	$(37,713)
Unpaid cumulative dividends on preferred stock	(36,758)	(31,291)
Net loss allocated to common shareholders	$(83,447)	$(69,004)
Denominator:
Weighted-average shares used in calculating net loss per share, basic and diluted	1,959,165	1,629,821
Net loss per common share, basic and diluted(1)	$(42.59)	$(42.34)
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(1)In periods in which the Company reports a net loss, all stock-based compensation awards are excluded from the calculation of diluted weighted average shares outstanding because of their anti-dilutive effect on earnings (loss) per share.